Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Term deposit liabilities	$ 438,907	$ 421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	416,000	388,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	133,776	123,290
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	64,062	65,782
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	83,871	80,737
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,532	34,400
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	29,204	42,907
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	24,573	21,136
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	25,329	22,885
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 32,560	$ 30,727